Consolidated Statement of Changes in Equity - USD ($)		Issued capital [member]	Unlisted option reserve [member]	Reserve of share-based payments [member]	Prefunded Warrant [Member]	Reserve of exchange differences on translation [member]	Accumulated other comprehensive income [member]	Total
Opening balance at Jun. 30, 2022		$ 3,385,281		$ 1,546,983		$ (29,367)	$ (17,768,687)	$ (12,865,790)
IfrsStatementLineItems [Line Items]
Loss after tax							(20,597,436)	(20,597,436)
Other comprehensive (loss)						(36,465)		(36,465)
Total comprehensive (loss)						(36,465)	(20,597,436)	(20,633,901)
Share-based payments (Note 22)				2,365,384				2,365,384
Closing balance at Jun. 30, 2023		3,385,281		3,912,367		(65,832)	(38,366,123)	(31,134,307)
IfrsStatementLineItems [Line Items]
Loss after tax							(14,408,346)	(14,408,346)
Other comprehensive (loss)						(20,710)		(20,710)
Total comprehensive (loss)						(20,710)	(14,408,346)	(14,429,056)
Share-based payments (Note 22)				4,521,598				4,521,598
Issued of Shares fully paid net of Transaction cost (Note 18)		8,789,914						8,789,914
Advisor options exercised (Note 22)		2,426,757		(2,426,757)
Issue of Shares from conversion of convertible notes (Note 17)		32,177,751						32,177,751	[1]
Issue of Unlisted Shares from conversion of convertible notes (Note 16)			2,741,457					2,741,457
Advisor options forfeited (Note 22)				(108,813)				(108,813)
Over allotment options lapsed (Note 22)				(163,794)			163,794
Closing balance at Jun. 30, 2024		46,779,703	2,741,457	5,734,601		(86,542)	(52,610,675)	2,558,544
IfrsStatementLineItems [Line Items]
Loss after tax							(26,016,967)	(26,016,967)
Other comprehensive (loss)						(47,386)		(47,386)
Total comprehensive (loss)						(47,386)	(26,016,967)	(26,064,353)
Share-based payments (Note 22)				9,716,016				9,716,016
Issued of Shares fully paid net of Transaction cost (Note 18)		4,098,294						4,098,294
Issue of Prefunded warrants, net of transaction costs (Note 16)					6,112,951			6,112,951
Issue of Shares for consideration (Note 18)		946,200						946,200
Issue of Shares or options in lieu of supplier payments (Note 17)		843,450		407,251				1,250,701
Advisor options exercised (Note 22)		476,313		(476,313)
Issue of Shares from conversion of convertible notes (Note 17)	[1]
Closing balance at Jun. 30, 2025		$ 53,143,960	$ 2,741,457	$ 15,381,555	$ 6,112,951	$ (133,928)	$ (78,627,642)	$ (1,381,647)

[1]	The issue of shares from the conversion of convertible notes reflects and includes the face value of the note and interest accrued at a fixed rate defined in the agreements, along with the value of the derivative prior to conversion. This interest figure includes both the accrued interest rate (contractual and effective) relating to the convertible notes, with the contractual capitalised interest rate ranging between 8.5% to 15% per annum, and the derivative reflects the effective interest rate being the cost of the relevant conversion discounts to market value at the conversion date.